Dispositions	6 Months Ended
Jun. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Dispositions	DISPOSITIONS
In September 2025, Fortis sold FortisTCI which contributed net earnings of $7 million and $12 million for the three and six months ended June 30, 2025, respectively, and $19 million for the eight-month period through the September 2, 2025 disposition date.

In October 2025, Fortis sold Fortis Belize and its 33% ownership in Belize Electricity which combined to contribute net earnings of $1 million and $8 million for the three and six months ended June 30, 2025, respectively, and $17 million for the ten-month period through the October 31, 2025 disposition date.